Activities of Orange Bank - Financial assets related to Orange Bank (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities	€ 4,885	€ 4,692	€ 4,891	€ 4,860
Loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities			3,096	3,091
Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities			3,248	3,091
Other loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities			152
Financial assets available-for-sale, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities			795	745
Held-to-maturity investments, category (should only appear in IFRS 9 disclosure after taxonomy conversion AND updated for first 12/31/18 draft) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities			615	713
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities	242	152	233	311
Financial assets at fair value through profit or loss, category [member] | Investments at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities	171	72	171	237
Financial assets at fair value through profit or loss, category [member] | Cash collateral paid [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities	62	57	€ 62	€ 74
Financial assets at fair value through profit or loss, category [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities	€ 9	€ 23